Accounts Receivable, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, net
Accounts receivable	$ 2,949,667	$ 2,378,341	$ 5,108,658
Allowance for credit losses:
Balance at beginning of the year	(43,734)	(159,414)	(1,168,516)
(Additions) reversal provisions	(47,801)	90,526	(91,369)
Write-off	2,249	22,922	1,101,163
Foreign exchange effect	156	2,232	(692)
Balance at end of the year	(89,130)	(43,734)	(159,414)
Accounts receivable, net	$ 2,860,537	$ 2,334,607	$ 4,949,244